Subsequent Events (Details) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 16, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 19, 2023	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Sponsor deposit trust account amount				$ 105,000
Purchase shares			26,649,519
Redemption per share		$ 10	$ 1.5
Aggregate purchase price		$ 27,344,330
Trust account		21,467,825	$ 21,349,573
Equity value		$ 250,000,000
Per share		$ 10	$ 10.02		$ 9.68
Private placement		2,734,433
Weighted average exceeds price		$ 12.5
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Purchase shares		1,437,500
Redemption per share		$ 10
Aggregate purchase price		$ 270,869,315
Purchase of shares		800,000
Aggregate price		$ 8,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of public shares then outstanding				$ 0.03
Outstanding shares percentage	77.40%
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Converted shares	7,047,500
Common stock outstanding	9,147,981
Subsequent Event [Member] | Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Converted shares	7,047,500
Common stock outstanding	140,000
GAMC [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Redemption per share			$ 10.16